Leases (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets and Lease Liability [Abstract]
Disclosure of detailed information about leases

	Right-of-use asset
	2025	2024
	$m	$m
As at 1 January	59.9	40.6
Additions during the year	30.2	37.9
Incentive of right-of-use asset	0.1	(8.4)
Adjustment to initial recognition of right of use asset	—	1.2
Depreciation charged to income statement	(1.3)	(10.7)
Impairment of right of use asset	(12.0)	(0.7)
As at 31 December	76.9	59.9

	Lease liability
	2025	2024
	$m	$m
As at 1 January	77.5	52.6
Additions during the year	29.0	37.9
Interest expense charged to income statement	5.3	3.5
Payment of lease liabilities	(18.0)	(15.0)
Foreign exchange revaluation	3.5	(1.5)
Lease incentive	—	—
As at 31 December	97.3	77.5

	Lease liability
	2025	2024
	$m	$m
Current liability	9.9	10.5
Non-current liability	87.4	67.0
As at 31 December	97.3	77.5

Disclosure of maturity analysis for undiscounted lease liabilities

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
2025	$m	$m	$m	$m	$m	$m
Repurchase agreements	—	4,148.9	—	—	—	4,148.9
Short securities	—	2,215.7	—	—	—	2,215.7
Amounts due to exchanges, clearing houses and other counterparties[1]	378.3	—	—	—	—	378.3
Amounts due to Prime Brokers[1]	733.6	—	—	—	—	733.6
Amounts payable to clients[1]	8,951.7	—	—	—	—	8,951.7
Other creditors[1]	6.6	113.2	10.1	—	—	129.9
Stock lending	5,496.7	—	—	—	—	5,496.7
Settlement balances[1]	—	2,096.4	—	—	—	2,096.4
Short-term borrowings	200.0	—	—	—	—	200.0
Debt securities	—	2,148.2	1,246.1	2,256.8	70.5	5,721.6
Lease liabilities	—	3.1	10.0	75.0	39.5	127.6
Bank overdrafts	67.2	—	—	—	—	67.2
	15,834.1	10,725.5	1,266.2	2,331.8	110.0	30,267.6

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
2024	$m	$m	$m	$m	$m	$m
Repurchase agreements	—	2,305.8	—	—	—	2,305.8
Short securities	—	1,704.6	—	—	—	1,704.6
Amounts due to exchanges, clearing houses and other counterparties[1]	1,218.8	188.0	0.7	—	—	1,407.5
Amounts due to Prime Brokers[1]	1,017.1	—	—	—	—	1,017.1
Amounts payable to clients[1]	6,236.9	—	—	—	—	6,236.9
Other creditors[1]	9.6	96.8	7.3	2.3	—	116.0
Stock lending	4,804.5	147.6	—	—	—	4,952.1
Settlement balances[1]	—	482.3	—	—	—	482.3
Short-term borrowings	—	152.0	—	—	—	152.0
Debt securities	—	1,235.8	883.8	1,434.9	50.0	3,604.5
Lease liabilities	—	3.7	10.3	52.9	37.4	104.3
	13,286.9	6,316.6	902.1	1,490.1	87.4	22,083.1
1.Amounts due to exchanges, clearing houses and other counterparties, amounts due to Prime Brokers, amounts payable to clients, settlement balances and other creditors are aggregated on the consolidated statement of financial position in trade and other payables and disaggregated in note 26.

	Lease liability
	2025	2024
	$m	$m
1 year	13.1	14.0
1 to 5 years	75.0	52.9
More than 5 years	39.5	37.4
	127.6	104.3
Less: future interest expense	(30.3)	(26.8)
	97.3	77.5